Related-party Transactions	12 Months Ended
Dec. 31, 2023
Related-party Transactions
Related-party Transactions

Note 26.  Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship
Viewsil Microelectronics (Kunshan) Limited (Viewsil)(1)	Associates
Viewsil Technology Limited (VST)(1)	Associates
Ganzin Technology Corp.	Associates
Prilit Optronics, Inc.(2)	Associates
Iris Optronics Co., Ltd.	Associates
Guangzhou Pixtalks Information Technology Co., Ltd.	Associates
Cheng Mei Materials Technology Corporation (CMMT)	Other related parties
Ningbo Cheng Mei Materials Technology Co., Ltd.	Other related parties

Note 1: Equity method investee of the Company, becoming as a subsidiary of the Company from December 30, 2023. VST is the subsidiary of Viewsil.

Note 2: It became equity method investee of the Company in October 2022.

(b)	Significant transactions with related parties
(i)	Sales and accounts receivable

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Sales of goods
Associates	$—	—	8
Other related parties	125	215	111
	$125	215	119

	December 31,
	2022	2023

	(in thousands)
Accounts receivable
Other related parties	$36	14

(ii)	Purchase and accounts payable

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Purchase of raw materials
CMMT	$3,469	1,079	1,258
Other related parties	63	—	—
	$3,532	1,079	1,258

	December 31,
	2022	2023

	(in thousands)
Accounts payable
CMMT	$263	911

(iii)

The Company made an interest-free loan of $1,200 thousand as of December 31, 2022 to VST for its short-term funding needs. The loan is repayable on demand. The Company may consider providing further future loans to VST.

(iv)	Others

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Revenue from miscellaneous service
Associates	$63	181	78
Other related parties	3	9	—
	$66	190	78

Technical service fee
Viewsil	$1,400	1,050	1,140

Miscellaneous fee
CMMT	$791	496	458
Associates	4	—	—
	$795	496	458

	December 31,
	2022	2023

	(in thousands)
Other receivable
Associates	$24	12
Other related parties	—	54
	$24	66

Other payable
Viewsil	$2,450	—
Other related parties	118	110
	$2,568	110

(c)	Compensation of key management personnel

For the years ended December 31, 2021, 2022 and 2023, the aggregate cash compensation that the Company paid to the independent directors was $150 thousand, $150 thousand and $150 thousand, respectively. The aggregate share-based compensation that the Company paid to the independent directors was nil.

The compensation to key management personnel for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Short-term employee benefits	$1,068	1,721	1,790
Post-employment benefits	12	11	10
Share-based compensation	671	363	202
	$1,751	2,095	2,002